Provisions	3 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Provisions

8. Provisions

The changes in the Company’s provisions for onerous contracts can be summarized as follows:

Cetrotide(R) onerous contracts
$
Balance – January 1, 2021	371
Utilization of provisions	(16)
Change in provisions	19
Impact of foreign exchange rate changes	(16)
Balance – March 31, 2021	358
Less current portion	86
Non-current portion	272